CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Series C Preferred Stock [Member]	Common Stock $1 Par [Member]	Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/ (Loss) [Member]
Balance at beginning of period at Dec. 31, 2011	$ 126,602	$ 39,435	$ 6,294	$ 39,387	$ 0	$ 37,019	$ 4,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	12,059					12,059
Change in unrealized gain on AFS securities, net of reclassification adjustments and taxes	1,581						1,581
Other comprehensive income (loss)	1,581
Treasury shares purchased	(54)				(54)
Cash dividends on common stock	(4,035)					(4,035)
Preferred stock dividend	(1,972)					(1,972)
Balance at end of period at Dec. 31, 2012	134,181	39,435	6,294	39,387	(54)	43,071	6,048
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,479					6,479
Other comprehensive income (loss)	(11,964)						(11,964)
Cash dividends on common stock	(3,020)					(3,020)
Preferred stock dividend	(615)					(615)
Balance at end of period at Sep. 30, 2013	125,061	39,435	6,294	39,387	(54)	45,915	(5,916)
Balance at beginning of period at Dec. 31, 2012	134,181	39,435	6,294	39,387		43,071	6,048
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	9,146					9,146
Change in unrealized gain on AFS securities, net of reclassification adjustments and taxes	(15,182)						(15,182)
Other comprehensive income (loss)	(15,182)
Cash dividends on common stock	(4,027)					(4,027)
Preferred stock dividend	(713)					(713)
Balance at end of period at Dec. 31, 2013	123,405	39,435	6,294	39,387	(54)	47,477	(9,134)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	8,426					8,426
Other comprehensive income (loss)	7,893						7,893
Cash dividends on common stock	(3,020)					(3,020)
Preferred stock dividend	(296)					(296)
Balance at end of period at Sep. 30, 2014	$ 136,408	$ 39,435	$ 6,294	$ 39,387	$ (54)	$ 52,587	$ (1,241)